LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
	Year ended December 31,
	2024	2023	2022

Operating lease cost	1,142	1,188	1,340
Total net lease costs	1,142	1,188	1,340

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	As of December 31,
	2024	2023

Operating lease ROU assets	5,911	6,555
Operating lease liabilities, current	827	789
Operating lease liabilities, long-term	5,190	5,871
Weighted average remaining lease term (in years)	6.94	7.92
Weighted average discount rate	6.17%	6.16%

Schedule of Future Lease Payments Under Operating Leases
As of December 31, 2024

2025	1,133
2026	1,059
2027	1,020
2028	983
2029	983
2030-2032	2,160

Total undiscounted lease payments	7,338
Less: imputed interest	(1,320)

Present value of lease liabilities	6,018